Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of the Group's operating segment results
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022, with prior periods’ segment information retrospectively recast to conform to current period presentatio
n:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Net revenues:
JD Retail	693,965	866,303	929,929
JD Logistics	73,375	104,693	137,402
Dada	—	—	8,030
New Businesses	17,601	26,063	21,779
Inter-segment(*)	(39,945)	(46,043)	(50,904)

Total segment net revenues	744,996	951,016	1,046,236
Unallocated items	806	576	—

Total consolidated net revenues	745,802	951,592	1,046,236

Operating income/(loss):
JD Retail	20,611	26,613	34,852
JD Logistics	1,098	(1,827)	528
Dada	—	—	(1,122)
New Businesses	(4,723)	(10,600)	(5,295)
Including: gain on sale of development properties (Note 19)	1,649	767	1,379

Total segment operating income	16,986	14,186	28,963
Unallocated items(**)	(4,643)	(10,045)	(9,240)

Total consolidated operating income	12,343	4,141	19,723
Total other income/(expense)	38,476	(6,721)	(5,856)

Income/(loss) before tax	50,819	(2,580)	13,867

(*)
The inter-segment eliminations mainly consist of revenues from supply chain solutions and logistics services provided by JD Logistics to JD Retail, and property leasing services provided by JD Property to JD Logistics.

(**)	A summary of unallocated items for the years presented is as follows:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)

Share-based compensation	(4,156)	(9,134)	(7,548)
Amortization of intangible assets resulting from assets and business acquisitions	(723)	(940)	(1,217)
Effects of business cooperation arrangements	236	29	(475)

Total	(4,643)	(10,045)	(9,240)